S000059910 [Member] Investment Objectives and Goals - BlackRock Small Cap Index V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Small Cap Index V.I. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Small Cap Index V.I. Fund (the “Fund”) is to seek to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.